Taxation - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 174,821		$ 4,771
Tax savings rate		25.50%
Tax receivable agreement, fair value		$ 3,500
Excess tax basis	168,014	$ 167,400	0
Foreign NOL carryforward	6,492		4,771
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	45,300		$ 32,000
Deferred tax assets, operating loss carryforwards, not subject to expiration	1,700
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 4,800